Offsets	Nov. 06, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-3
File Number	333-298867
Initial Filing Date	Sep. 11, 2026
Fee Offset Claimed	$ 402.27
Explanation for Claimed Amount	Nil
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Pluri Inc.
Form or Filing Type	S-3
File Number	333-298867
Filing Date	Sep. 11, 2026
Fee Paid with Fee Offset Source	$ 6,089.54